Accompanying Consolidated Financial Statements (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock	$ 1,726		$ 1,726		$ 1,638	$ 1,145
Paid-in capital	19,133,264		19,133,264		18,256,501	3,452,326
Net income (loss) from continuing operations Attributable to Foundation Healthcare Common stock	$ 0.02	$ (1.08)	$ (0.15)	$ (1.29)	$ (1.44)	$ 0.21
Loss from discontinued operations, net of tax	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.02)	$ (0.06)
Net income (loss) per share attributable to Foundation Healthcare common stock	$ 0.01	$ (1.09)	$ (0.19)	$ (1.31)	$ (1.50)	$ 0.21
Weighted average number of common and diluted shares outstanding	17,182,473	15,156,144	17,016,318	12,698,957	13,635,286	11,450,000
As Previously Recorded
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock						1,625
Paid-in capital						3,451,846
Net income (loss) from continuing operations Attributable to Foundation Healthcare Common stock		$ (1.01)		$ (1.01)	$ (1.20)	$ 0.15
Loss from discontinued operations, net of tax		$ (0.01)		$ (0.01)	$ (0.05)
Net income (loss) per share attributable to Foundation Healthcare common stock		$ (1.02)		$ (1.02)	$ (1.25)	$ 0.15
Weighted average number of common and diluted shares outstanding		16,270,340		16,270,340	16,293,013	16,252,328
Correction
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock						(480)
Paid-in capital						$ 480
Net income (loss) from continuing operations Attributable to Foundation Healthcare Common stock		$ (0.07)		$ (0.28)	$ (0.24)	$ 0.06
Loss from discontinued operations, net of tax		$ 0.00		$ (0.01)	$ (0.01)
Net income (loss) per share attributable to Foundation Healthcare common stock		$ (0.07)		$ (0.29)	$ (0.25)	$ 0.06
Weighted average number of common and diluted shares outstanding		(1,114,196)		(3,571,383)	(2,657,727)	(4,802,328)
Pro Forma
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) per share attributable to Foundation Healthcare common stock		$ (1.09)		$ (1.24)	$ (1.51)	$ 0.09
Pro Forma | As Previously Recorded
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) per share attributable to Foundation Healthcare common stock		$ (1.02)		$ (0.97)	$ (1.26)	$ 0.06
Pro Forma | Correction
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) per share attributable to Foundation Healthcare common stock		$ (0.07)		$ (0.27)	$ (0.25)	$ 0.03